INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 03, 2021	Dec. 29, 2019
Changes in intangible assets and goodwill [abstract]
Impairments	$ (94,000)	$ (93,989)	$ 0
Goodwill
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 227,865	227,865	227,362
Impairments		(21,229)	0
Other		0	503
Balance, end of fiscal year		$ 206,636	$ 227,865